Outstanding Long-Term Debt Obligations (Parenthetical) (Detail) (Average Rates For Capital Lease Obligations)	Dec. 31, 2013	Dec. 31, 2012
Average Rates For Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations average rate	8.10%	6.30%